SCOPE OF CONSOLIDATION - Acquisitions Narrative - Other (Details) € in Millions, $ in Millions							7 Months Ended	12 Months Ended
	Jun. 04, 2019 USD ($)	Dec. 21, 2017 USD ($)	Jun. 21, 2017 USD ($)	Jun. 21, 2017 EUR (€)	May 18, 2017 USD ($)	Jan. 18, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 04, 2019 EUR (€)	Dec. 21, 2017 EUR (€)	Jun. 21, 2017 EUR (€)	May 18, 2017 EUR (€)	Jan. 18, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash acquired from acquisition								$ 3	$ 13	$ 617
Cash flows used in obtaining control of subsidiaries or other businesses								46	$ 39	$ (16)
Münker
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 54										€ 48
Cash transferred	46										44
Cash acquired from acquisition	3
Consideration payable	5										€ 4
Goodwill recognised as of acquisition date	6
Property, plant and equipment recognised as of acquisition date	34
Identifiable intangible assets recognised as of acquisition date	11
Current assets recognised as of acquisition date	22
Revenue of acquiree since acquisition date							$ 45
Net income of acquiree since acquisition date							$ 2
Revenue of combined entity as if combination occurred at beginning of period								70,646
Net loss of combined entity as if combination occurred at beginning of period								$ 2,454
Electro-Re S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 290										€ 246
Cash acquired from acquisition		325
Cash acquired in excess of payments to acquire business		$ 35
Sumaré
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 63										€ 56
Cash transferred			49
Cash acquired from acquisition			14
Consideration payable			$ 5										€ 4
Percentage of voting equity interests acquired			55.50%										55.50%
Cash flows used in obtaining control of subsidiaries or other businesses			$ 58	€ 52
Crédit Agricole Reinsurance S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 208									€ 186
Cash acquired from acquisition					228
Cash acquired in excess of payments to acquire business					$ 20
Artzare S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 45									€ 43
Cash acquired from acquisition						50
Cash acquired in excess of payments to acquire business						$ 5
Goodwill | Münker
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	6
Current assets | Münker
Disclosure of detailed information about business combination [line items]
Current assets recognised as of acquisition date	$ 22